Credit Risk - Disclosure of Credit Performance (Details)	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.80%	0.80%
Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.56%	0.51%
Everyday Banking | UPL
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.88%	0.73%
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.05%	2.43%
Business banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	3.89%	4.15%
Consumer Finance
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	0.53%	0.43%
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Percentage of arrears over ninety days past due	1.04%	1.04%